Risk Management - Schedule of Distribution of Debt Securities and Private Placements Portfolio by Sector and Industry (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 221,348	$ 206,132
% of total	100.00%	100.00%
Government and agency [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 73,858	$ 71,888
% of total	33.00%	35.00%
Utilities [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 41,929	$ 40,568
% of total	19.00%	20.00%
Financial [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 31,340	$ 27,923
% of total	14.00%	13.00%
Energy [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 17,685	$ 16,428
% of total	8.00%	8.00%
Industrial [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 17,508	$ 14,691
% of total	8.00%	7.00%
Consumer (non-cyclical) [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 16,483	$ 14,009
% of total	7.00%	7.00%
Consumer (cyclical) [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 7,707	$ 5,916
% of total	3.00%	3.00%
Securitized [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 3,300	$ 3,577
% of total	2.00%	2.00%
Telecommunications [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 3,716	$ 3,324
% of total	2.00%	2.00%
Basic materials [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 3,539	$ 3,248
% of total	2.00%	2.00%
Technology [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 2,352	$ 2,475
% of total	1.00%	1.00%
Media and internet [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 1,112	$ 1,136
% of total	1.00%
Diversified and miscellaneous [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 819	$ 949